Investment in Associates and Joint Venture (Tables)	12 Months Ended
Dec. 31, 2021
Investment in Associates and Joint Venture
Schedule of investment in associates and joint venture

		% of
		ownership
	Country of	interest		Nature of	Measurement
Name	incorporation	2020	2021	relationship	method	Principal activity
Egypt LNG Shipping Ltd.(1)	Bermuda	25%	25%	Associate	Equity method	Vessel-owning company
Gastrade(2)	Greece	20%	20%	Associate	Equity method	Service company
The Cool Pool Limited(3)	Marshall Islands	—	—	Joint venture	Equity method	Service company
(1)	Egypt LNG Shipping Ltd. owns and operates a 145,000 cbm LNG vessel built in 2007.
(2)	Gastrade is a private limited company licensed to develop an independent natural gas system offshore Alexandroupolis in Northern Greece utilizing a floating storage and regasification unit ("FSRU") along with other fixed infrastructure.
(3)	The Cool Pool Limited is the commercial manager of the Cool Pool acting as an agent (Note 1).

Schedule of movements in investment in associates

	Associates
	2020	2021
As of January 1,	21,620	21,759
Additions	472	230
Share of profit of associates	2,192	1,969
Dividend declared	(2,525)	(450)
As of December 31,	21,759	23,508

Schedule of summarized financial information of associates and joint venture

	Associates		Joint Venture
	2020	2021	2020	2021
Current
Total current assets	25,861	25,174	—	—
Total current liabilities	(18,393)	(18,670)	—	—
Non-current
Total non-current assets	98,926	91,069	—	—
Total non-current liabilities	(73,571)	(59,168)	—	—
Net assets	32,823	38,405	—	—
Group’s share	8,025	9,536	—	—
Effect from translation	(87)	151	—	—
Goodwill	13,821	13,821	—	—
Investment in associates and joint venture	21,759	23,508	—	—

	Associates			Joint Venture
	2019	2020	2021	2019	2020	2021
Revenues	26,294	27,807	28,234	121,434	—	—
Profit for the year	6,429	8,593	7,417	—	—	—
Total comprehensive income for the year	6,429	8,593	7,417	—	—	—
Group’s share in profit	1,627	2,192	1,969	—	—	—
Dividend declared	(3,510)	(10,100)	(1,800)	—	—	—
Group’s share in dividend	878	2,525	450	—	—	—